INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands		Sep. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $		$ 310	$ 300
Ordinary shares, shares authorized		10,000,000	10,000,000
Ordinary shares, shares issued	[1]	2,028,552	2,028,552
Ordinary shares, shares outstanding	[1]	2,028,552	2,028,552

[1]	Adjusted to reflect reverse split of shares.